UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Emerging Markets Debt Local Currency Central Fund Fidelity® Emerging Markets Debt Local Currency Central Fund

This annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 2	0.02%
What affected the Fund's performance this period?

•Emerging-markets local-currency debt modestly declined in 2024, significantly hampered by a broadly stronger U.S. dollar and differences in the interest-rates policies between the U.S. and some emerging markets.
•Against this backdrop, country selection notably detracted from the fund's performance versus the J.P. Morgan GBI-EM Global Diversified Index for the year, with an underweight in the currency of Thailand hurting most, given the strong performance of this market.
•An overweight in Brazil and an underweight in China also heavily weighed on relative performance, although security selection in these markets somewhat offset this negative.
•Conversely, security selection overall meaningfully contributed to the fund's relative result, especially our choices in Egypt.
•Also helping versus the benchmark was security selection and an overweight in Turkey, which outperformed, and positioning in Mexico, which underperformed the benchmark for the year.
•Lastly, the fund's cash position was a notable relative detractor in 2024 against a rising market backdrop.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 23, 2020 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Emerging Markets Debt Local Currency Central Fund	-2.42%	0.51%
J.P. Morgan GBI-EM Global Diversified Index	-2.38%	-0.67%
A   From September 23, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$262,623,981
Number of Holdings	238
Total Advisory Fee	$0
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 2.9
AA - 4.3
A - 4.5
BBB - 16.7
BB - 11.7
Not Rated - 43.6
Short-Term Investments and Net Other Assets (Liabilities) - 15.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 80.4
Corporate Bonds - 3.3
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 15.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 16.3
Malaysia - 9.6
Mexico - 9.4
South Africa - 8.1
Indonesia - 8.0
Brazil - 7.4
China - 4.7
Poland - 4.6
Thailand - 4.2
Others - 27.7

TOP HOLDINGS (% of Fund's net assets)
Malaysia Government	9.6
United Mexican States	9.4
South African Republic	8.1
Indonesia Government	8.0
Peoples Republic of China	4.7
Republic of Poland	4.6
Kingdom of Thailand	4.2
Romanian Republic	4.2
Brazilian Federative Republic	4.1
Czech Republic	3.9
60.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914394.100    6286-TSRA-0225

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Emerging Markets Debt Central Fund Fidelity® Emerging Markets Debt Central Fund

This annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 2	0.01%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection modestly contributed to the fund's performance versus the Bloomberg Emerging Markets Aggregate USD Bond Index for the year, with choices in Chile and Mexico helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an underweight in Peru, South Africa and Indonesia also helped.
•Country positioning significantly contributed, especially underweights in Saudi Arabia and South Korea, two markets that underperformed the benchmark in 2024. A slight overweight in Argentina, the strongest-performing country component for the year, also was beneficial.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -5% in 2024.
•Security selection in Venezuela and Russia, both of which were not part of the benchmark, also weighed on relative performance, given the underperformance of these bond markets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Emerging Markets Debt Central Fund	8.07%	2.09%	4.46%
Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index	6.59%	0.68%	3.23%
Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index	6.59%	0.67%	3.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	3.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,228,303,439
Number of Holdings	517
Total Advisory Fee	$0
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.2
AA - 12.0
A - 4.1
BBB - 20.0
BB - 23.1
B - 15.9
CCC,CC,C - 11.6
D - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 7.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 43.6
Corporate Bonds - 42.3
Preferred Securities - 3.3
U.S. Treasury Obligations - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.8
Mexico - 8.8
Brazil - 6.9
Saudi Arabia - 5.3
United Arab Emirates - 4.7
Turkey - 4.5
Argentina - 4.4
Colombia - 4.2
Chile - 3.7
Others - 46.7

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	4.0
Turkish Republic	3.9
Petroleos Mexicanos	3.3
Indonesia Government	2.3
Saudi Arabian Oil Co	2.1
Dominican Republic International Bond	2.0
United Mexican States	1.8
Colombian Republic	1.7
US Treasury Notes	1.7
QatarEnergy	1.6
24.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
The fund modified its principal investment strategies during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914342.100    2276-TSRA-0225

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$51,000	$4,800	$9,800	$1,700
Fidelity Emerging Markets Debt Local Currency Central Fund	$53,000	$5,000	$11,000	$1,700

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$51,200	$4,700	$9,800	$1,500
Fidelity Emerging Markets Debt Local Currency Central Fund	$53,100	$4,800	$10,300	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,325,100	$14,369,000

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 43.6%
		Principal Amount (a)	Value ($)
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (b)		5,980,000	5,623,054
Angola Republic 8.75% 4/14/2032 (b)		4,065,000	3,581,224
Angola Republic 9.375% 5/8/2048 (b)		2,395,000	1,962,631
Angola Republic 9.5% 11/12/2025 (b)		7,565,000	7,580,508
TOTAL ANGOLA			18,747,417
ARGENTINA - 4.4%
Argentine Republic 0.75% 7/9/2030 (c)		52,619,815	40,543,568
Argentine Republic 1% 7/9/2029		8,025,564	6,504,720
Argentine Republic 3.5% 7/9/2041 (c)		11,065,000	6,910,093
Argentine Republic 4.125% 7/9/2035 (c)		34,047,842	22,590,743
Argentine Republic 5% 1/9/2038 (c)		16,906,530	11,809,211
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (d)		2,987,520	1,492,834
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)		824,921	811,054
Provincia de Cordoba 6.99% 6/1/2027 (b)(c)		5,456,546	5,097,178
TOTAL ARGENTINA			95,759,401
ARMENIA - 0.1%
Republic of Armenia 3.6% 2/2/2031 (b)		2,505,000	2,060,638
BAHAMAS (NASSAU) - 0.1%
Bahamas Government International Bond 6% 11/21/2028 (b)		2,980,000	2,832,281
BAHRAIN - 0.1%
Central Bank of Bahrain Ijara Sukuk 5.625% 5/18/2034 (b)		1,330,000	1,203,530
Central Bank of Bahrain Ijara Sukuk 7.5% 2/12/2036 (b)		1,925,000	1,971,412
TOTAL BAHRAIN			3,174,942
BARBADOS - 0.2%
Barbados Government 6.5% 10/1/2029 (b)		3,535,000	3,449,382
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	3,510,000	3,283,630
Republic of Benin 7.96% 2/13/2038 (b)		2,710,000	2,553,328
TOTAL BENIN			5,836,958
BERMUDA - 0.6%
Bermuda 2.375% 8/20/2030 (b)		520,000	441,163
Bermuda 3.375% 8/20/2050 (b)		1,825,000	1,207,931
Bermuda 3.717% 1/25/2027 (b)		7,240,000	7,020,538
Bermuda 4.75% 2/15/2029 (b)		3,960,000	3,859,297
Bermuda 5% 7/15/2032 (b)		1,590,000	1,534,350
TOTAL BERMUDA			14,063,279
BRAZIL - 1.3%
Federative Republic of Brazil 3.875% 6/12/2030		6,525,000	5,742,000
Federative Republic of Brazil 6% 10/20/2033		3,180,000	2,966,940
Federative Republic of Brazil 7.125% 1/20/2037		6,165,000	6,195,825
Federative Republic of Brazil 7.125% 5/13/2054		835,000	776,133
Federative Republic of Brazil 8.25% 1/20/2034		11,540,000	12,590,140
TOTAL BRAZIL			28,271,038
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	10,714,078
Chilean Republic 2.75% 1/31/2027		2,635,000	2,508,520
Chilean Republic 3.1% 1/22/2061		6,730,000	3,981,199
Chilean Republic 3.5% 1/31/2034		2,180,000	1,882,294
Chilean Republic 4% 1/31/2052		1,910,000	1,431,306
Chilean Republic 4.34% 3/7/2042		2,615,000	2,200,686
Chilean Republic 5.33% 1/5/2054		4,770,000	4,416,734
TOTAL CHILE			27,134,817
COLOMBIA - 1.7%
Colombian Republic 3% 1/30/2030		8,400,000	6,993,000
Colombian Republic 3.125% 4/15/2031		5,855,000	4,643,132
Colombian Republic 3.25% 4/22/2032		2,805,000	2,147,284
Colombian Republic 4.125% 5/15/2051		2,355,000	1,350,592
Colombian Republic 5% 6/15/2045		9,490,000	6,360,293
Colombian Republic 5.2% 5/15/2049		6,915,000	4,657,253
Colombian Republic 6.125% 1/18/2041		440,000	358,819
Colombian Republic 7.375% 9/18/2037		1,475,000	1,406,413
Colombian Republic 7.5% 2/2/2034		2,055,000	2,026,230
Colombian Republic 8% 11/14/2035		2,860,000	2,877,160
Colombian Republic 8% 4/20/2033		1,530,000	1,560,631
Colombian Republic 8.75% 11/14/2053		2,695,000	2,721,950
TOTAL COLOMBIA			37,102,757
COSTA RICA - 0.3%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		2,610,000	2,335,950
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		1,370,000	1,373,425
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		3,030,000	3,133,020
TOTAL COSTA RICA			6,842,395
COTE D'IVOIRE - 0.8%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	4,385,000	4,252,637
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (b)		5,840,000	5,206,725
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		5,285,000	5,237,276
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		2,790,000	2,709,788
TOTAL COTE D'IVOIRE			17,406,426
DOMINICAN REPUBLIC - 2.0%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		2,550,000	2,334,525
Dominican Republic International Bond 4.875% 9/23/2032 (b)		12,965,000	11,551,815
Dominican Republic International Bond 5.95% 1/25/2027 (b)		6,155,000	6,114,993
Dominican Republic International Bond 6% 7/19/2028 (b)		3,955,000	3,913,473
Dominican Republic International Bond 6.5% 2/15/2048 (b)		2,135,000	2,031,580
Dominican Republic International Bond 6.6% 6/1/2036 (b)		2,112,000	2,097,216
Dominican Republic International Bond 6.85% 1/27/2045 (b)		3,300,000	3,242,151
Dominican Republic International Bond 6.875% 1/29/2026 (b)		7,160,000	7,213,700
Dominican Republic International Bond 7.05% 2/3/2031 (b)		2,795,000	2,860,179
Dominican Republic International Bond 7.45% 4/30/2044 (b)		3,510,000	3,676,725
TOTAL DOMINICAN REPUBLIC			45,036,357
ECUADOR - 0.5%
Ecuador Government International Bond 5.5% 7/31/2035 (b)(c)		7,555,000	4,272,352
Ecuador Government International Bond 6.9% 7/31/2030 (b)(c)		8,958,515	6,226,168
TOTAL ECUADOR			10,498,520
EGYPT - 1.4%
Arab Republic of Egypt 7.5% 1/31/2027 (b)		7,330,000	7,231,045
Arab Republic of Egypt 7.5% 2/16/2061 (b)		5,040,000	3,442,370
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		2,520,000	2,435,202
Arab Republic of Egypt 7.903% 2/21/2048 (b)		4,675,000	3,441,735
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,100,000	5,504,701
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		4,745,000	3,723,544
Arab Republic of Egypt Treasury Bills 0% 1/14/2025 (d)	EGP	89,350,000	1,733,573
Arab Republic of Egypt Treasury Bills 0% 3/18/2025 (d)	EGP	182,650,000	3,402,162
TOTAL EGYPT			30,914,332
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (b)		2,770,000	48,197
El Salvador Republic 7.1246% 1/20/2050 (b)		3,170,000	2,662,800
El Salvador Republic 7.625% 2/1/2041 (b)		935,000	867,213
El Salvador Republic 7.65% 6/15/2035 (b)		1,490,000	1,441,575
El Salvador Republic 9.25% 4/17/2030 (b)		2,770,000	2,925,813
El Salvador Republic 9.65% 11/21/2054 (b)		1,645,000	1,721,591
TOTAL EL SALVADOR			9,667,189
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (b)		4,070,000	3,011,800
Gabonese Republic 7% 11/24/2031 (b)		3,880,000	2,883,325
TOTAL GABON			5,895,125
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		3,890,000	3,659,031
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (b)(d)		293,194	225,026
Ghana Republic 0% 7/3/2026 (b)(d)		319,520	296,594
Ghana Republic 5% 7/3/2029 (b)(c)		2,671,370	2,297,378
Ghana Republic 5% 7/3/2035 (b)(c)		3,154,780	2,207,400
TOTAL GHANA			5,026,398
GUATEMALA - 0.3%
Guatemala Government Bond 4.9% 6/1/2030 (b)		2,510,000	2,364,107
Guatemala Government Bond 5.375% 4/24/2032 (b)		1,340,000	1,262,950
Guatemala Government Bond 6.125% 6/1/2050 (b)		2,420,000	2,141,022
Guatemala Government Bond 6.6% 6/13/2036 (b)		1,465,000	1,449,434
TOTAL GUATEMALA			7,217,513
HUNGARY - 0.8%
Hungary Government 2.125% 9/22/2031 (b)		2,190,000	1,734,261
Hungary Government 3.125% 9/21/2051 (b)		3,170,000	1,847,856
Hungary Government 5.25% 6/16/2029 (b)		2,880,000	2,833,200
Hungary Government 5.5% 6/16/2034 (b)		6,825,000	6,507,211
Hungary Government 6.125% 5/22/2028 (b)		2,280,000	2,320,493
Hungary Government 6.75% 9/25/2052 (b)		1,450,000	1,472,656
TOTAL HUNGARY			16,715,677
INDONESIA - 2.3%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,913,084
Indonesia Government 4.35% 1/11/2048		3,895,000	3,266,931
Indonesia Government 5.125% 1/15/2045 (b)		9,205,000	8,650,031
Indonesia Government 5.25% 1/17/2042 (b)		3,765,000	3,623,813
Indonesia Government 5.95% 1/8/2046 (b)		4,305,000	4,439,531
Indonesia Government 6.625% 2/17/2037 (b)		821,000	896,942
Indonesia Government 6.75% 1/15/2044 (b)		3,510,000	3,961,913
Indonesia Government 7.75% 1/17/2038 (b)		8,515,000	10,228,644
Indonesia Government 8.5% 10/12/2035 (b)		8,850,000	10,962,938
TOTAL INDONESIA			47,943,827
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,218,304
Israel Government 5.75% 3/12/2054		2,975,000	2,720,456
TOTAL ISRAEL			6,938,760
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,308,095
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (b)		1,240,000	1,097,648
Jordan Government 7.5% 1/13/2029 (b)		1,730,000	1,717,561
Jordan Government 7.75% 1/15/2028 (b)		3,150,000	3,157,875
TOTAL JORDAN			5,973,084
KENYA - 0.3%
Republic of Kenya Government Bond 6.3% 1/23/2034 (b)		1,785,000	1,405,130
Republic of Kenya Government Bond 7.25% 2/28/2028 (b)		1,010,000	959,499
Republic of Kenya Government Bond 9.75% 2/16/2031 (b)		3,880,000	3,832,713
TOTAL KENYA			6,197,342
LEBANON - 0.1%
Lebanon Republic 5.8% (e)(f)		7,047,000	909,063
Lebanon Republic 6.375% (e)(f)		8,768,000	1,131,072
TOTAL LEBANON			2,040,135
MEXICO - 1.8%
United Mexican States 3.5% 2/12/2034		6,340,000	5,046,244
United Mexican States 3.75% 4/19/2071		8,735,000	4,825,214
United Mexican States 4.875% 5/19/2033		3,425,000	3,069,656
United Mexican States 5.75% 10/12/2110		9,315,000	7,157,995
United Mexican States 6% 5/7/2036		5,760,000	5,419,800
United Mexican States 6.05% 1/11/2040		7,390,000	6,858,844
United Mexican States 6.338% 5/4/2053		2,810,000	2,501,778
United Mexican States 6.35% 2/9/2035		4,445,000	4,344,988
TOTAL MEXICO			39,224,519
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (b)		840,000	871,500
MONTENEGRO - 0.2%
Republic of Montenegro 7.25% 3/12/2031 (b)		4,915,000	5,045,542
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		4,725,000	4,874,121
NIGERIA - 1.3%
Republic of Nigeria 6.125% 9/28/2028 (b)		9,790,000	8,869,153
Republic of Nigeria 6.5% 11/28/2027 (b)		2,250,000	2,132,438
Republic of Nigeria 7.143% 2/23/2030 (b)		3,580,000	3,229,375
Republic of Nigeria 7.625% 11/21/2025 (b)		4,945,000	4,913,748
Republic of Nigeria 7.696% 2/23/2038 (b)		2,730,000	2,219,927
Republic of Nigeria 7.875% 2/16/2032 (b)		1,590,000	1,429,505
Republic of Nigeria Treasury Bills 0% 3/6/2025 (d)	NGN	6,029,985,000	3,729,452
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	1,931,500,000	1,166,118
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	1,174,705,000	686,501
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	2,120,655,000	1,232,466
TOTAL NIGERIA			29,608,683
OMAN - 1.4%
Oman Sultanate 5.375% 3/8/2027 (b)		1,305,000	1,295,173
Oman Sultanate 5.625% 1/17/2028 (b)		9,545,000	9,518,155
Oman Sultanate 6% 8/1/2029 (b)		5,535,000	5,602,472
Oman Sultanate 6.25% 1/25/2031 (b)		3,525,000	3,612,420
Oman Sultanate 6.5% 3/8/2047 (b)		1,235,000	1,221,539
Oman Sultanate 6.75% 1/17/2048 (b)		9,450,000	9,585,891
Oman Sultanate 7% 1/25/2051 (b)		1,060,000	1,110,021
TOTAL OMAN			31,945,671
PAKISTAN - 0.6%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		7,395,000	6,950,117
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		3,400,000	3,062,141
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		4,895,000	4,075,088
TOTAL PAKISTAN			14,087,346
PANAMA - 1.0%
Panamanian Republic 2.252% 9/29/2032		4,345,000	3,040,457
Panamanian Republic 3.298% 1/19/2033		4,585,000	3,453,078
Panamanian Republic 3.87% 7/23/2060		6,150,000	3,204,581
Panamanian Republic 4.5% 4/16/2050		8,075,000	4,976,057
Panamanian Republic 4.5% 5/15/2047		2,510,000	1,613,459
Panamanian Republic 6.853% 3/28/2054		1,865,000	1,591,078
Panamanian Republic 7.875% 3/1/2057		2,695,000	2,599,840
Panamanian Republic 8% 3/1/2038		2,860,000	2,868,037
TOTAL PANAMA			23,346,587
PARAGUAY - 0.5%
Republic of Paraguay 2.739% 1/29/2033 (b)		2,485,000	2,015,180
Republic of Paraguay 4.95% 4/28/2031 (b)		5,285,000	5,055,433
Republic of Paraguay 5.4% 3/30/2050 (b)		2,220,000	1,883,559
Republic of Paraguay 6% 2/9/2036 (b)		1,860,000	1,841,400
TOTAL PARAGUAY			10,795,572
PERU - 0.5%
Peruvian Republic 2.783% 1/23/2031		6,570,000	5,613,244
Peruvian Republic 3% 1/15/2034		4,535,000	3,652,092
Peruvian Republic 3.3% 3/11/2041		4,050,000	2,924,859
TOTAL PERU			12,190,195
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,098,906
Philippine Republic 2.95% 5/5/2045		1,655,000	1,104,713
Philippine Republic 5.5% 1/17/2048		1,885,000	1,837,875
Philippine Republic 5.6% 5/14/2049		2,820,000	2,777,700
Philippine Republic 5.609% 4/13/2033		3,005,000	3,061,344
Philippine Republic 5.95% 10/13/2047		4,915,000	5,080,881
TOTAL PHILIPPINES			15,961,419
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		1,780,000	1,732,171
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		1,630,000	1,691,418
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		4,670,000	4,566,140
Republic of Poland 5.5% 3/18/2054		2,745,000	2,525,427
Republic of Poland 5.5% 4/4/2053		2,005,000	1,854,064
Republic of Poland 5.75% 11/16/2032		4,200,000	4,276,440
TOTAL POLAND			16,645,660
QATAR - 1.5%
State of Qatar 4.4% 4/16/2050 (b)		9,040,000	7,650,100
State of Qatar 4.625% 6/2/2046 (b)		5,790,000	5,167,865
State of Qatar 4.817% 3/14/2049 (b)		8,905,000	8,020,644
State of Qatar 5.103% 4/23/2048 (b)		9,945,000	9,407,348
State of Qatar 9.75% 6/15/2030 (b)		3,280,000	4,066,544
TOTAL QATAR			34,312,501
ROMANIA - 0.6%
Romanian Republic 3% 2/27/2027 (b)		2,536,000	2,389,102
Romanian Republic 3.625% 3/27/2032 (b)		4,866,000	3,967,311
Romanian Republic 4% 2/14/2051 (b)		3,005,000	1,894,878
Romanian Republic 6.625% 2/17/2028 (b)		2,190,000	2,211,900
Romanian Republic 7.125% 1/17/2033 (b)		2,770,000	2,802,963
TOTAL ROMANIA			13,266,154
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		5,740,000	4,825,216
SAUDI ARABIA - 1.5%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		7,350,000	5,845,547
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		10,930,000	6,636,559
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		3,315,000	3,181,339
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		5,025,000	3,332,203
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		6,645,000	5,365,838
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,345,000	1,795,285
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,095,000	2,530,132
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		3,580,000	3,028,286
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		2,960,000	2,760,200
TOTAL SAUDI ARABIA			34,475,389
SENEGAL - 0.1%
Republic of Senegal 6.25% 5/23/2033 (b)		3,790,000	3,017,788
SERBIA - 0.6%
Republic of Serbia 2.125% 12/1/2030 (b)		7,890,000	6,413,071
Republic of Serbia 6% 6/12/2034 (b)		3,250,000	3,197,187
Republic of Serbia 6.5% 9/26/2033 (b)		4,090,000	4,202,475
TOTAL SERBIA			13,812,733
SOUTH AFRICA - 0.9%
South African Republic 4.85% 9/27/2027		2,690,000	2,619,495
South African Republic 4.85% 9/30/2029		2,510,000	2,334,990
South African Republic 5% 10/12/2046		3,845,000	2,643,591
South African Republic 5.65% 9/27/2047		1,905,000	1,421,682
South African Republic 5.75% 9/30/2049		5,505,000	4,105,079
South African Republic 5.875% 4/20/2032		2,695,000	2,530,039
South African Republic 7.1% 11/19/2036 (b)		4,515,000	4,391,019
TOTAL SOUTH AFRICA			20,045,895
SRI LANKA - 0.5%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		1,601,499	1,313,405
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		3,141,315	2,324,919
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		2,945,437	2,209,078
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		1,472,098	1,104,235
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		2,121,112	1,527,201
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		2,134,228	1,985,067
TOTAL SRI LANKA			10,463,905
TURKEY - 3.9%
Turkish Republic 26.2% 10/5/2033	TRY	82,770,000	2,274,791
Turkish Republic 31.08% 11/8/2028	TRY	127,765,000	3,571,227
Turkish Republic 37% 2/18/2026	TRY	38,515,000	1,072,537
Turkish Republic 4.25% 4/14/2026		8,290,000	8,144,925
Turkish Republic 4.75% 1/26/2026		10,535,000	10,445,453
Turkish Republic 4.875% 10/9/2026		4,395,000	4,335,931
Turkish Republic 4.875% 4/16/2043		8,580,000	5,968,591
Turkish Republic 5.125% 2/17/2028		2,805,000	2,722,168
Turkish Republic 5.25% 3/13/2030		2,085,000	1,948,823
Turkish Republic 5.75% 5/11/2047		4,290,000	3,190,516
Turkish Republic 6% 1/14/2041		8,310,000	6,817,940
Turkish Republic 6% 3/25/2027		1,900,000	1,903,563
Turkish Republic 6.625% 2/17/2045		3,000,000	2,527,170
Turkish Republic 7.625% 5/15/2034		3,075,000	3,124,969
Turkish Republic 9.125% 7/13/2030		2,030,000	2,245,688
Turkish Republic 9.375% 1/19/2033		8,105,000	9,120,638
Turkish Republic 9.375% 3/14/2029		4,750,000	5,241,328
Turkish Republic 9.875% 1/15/2028		9,925,000	10,973,328
TOTAL TURKEY			85,629,586
UKRAINE - 0.9%
Ukraine Government 0% 2/1/2030 (b)(c)		1,084,343	587,172
Ukraine Government 0% 2/1/2034 (b)(c)		4,052,025	1,671,460
Ukraine Government 0% 2/1/2035 (b)(c)		6,109,246	3,604,455
Ukraine Government 0% 2/1/2036 (b)(c)		2,853,538	1,669,320
Ukraine Government 0% 8/1/2041 (b)(g)		3,920,000	3,008,600
Ukraine Government 1.75% 2/1/2029 (b)(c)		4,348,798	2,986,863
Ukraine Government 1.75% 2/1/2034 (b)(c)		6,075,034	3,406,575
Ukraine Government 1.75% 2/1/2035 (b)(c)		4,463,092	2,454,701
Ukraine Government 1.75% 2/1/2036 (b)(c)		3,088,793	1,667,948
TOTAL UKRAINE			21,057,094
UNITED ARAB EMIRATES - 1.6%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		4,675,000	3,024,070
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		21,570,000	14,310,401
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		6,905,000	5,273,694
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		3,745,000	3,660,738
Emirate of Dubai 3.9% 9/9/2050 (e)		7,425,000	5,383,125
Emirate of Dubai 5.25% 1/30/2043 (e)		3,180,000	3,014,703
TOTAL UNITED ARAB EMIRATES			34,666,731
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	6,819,398
Uruguay Republic 5.75% 10/28/2034		2,875,000	2,954,961
TOTAL URUGUAY			9,774,359
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,300,000	1,080,105
Republic of Uzbekistan 3.9% 10/19/2031 (b)		1,855,000	1,524,578
TOTAL UZBEKISTAN			2,604,683
VENEZUELA - 0.3%
Venezuela Republic 11.95% (e)(f)		13,520,000	2,102,360
Venezuela Republic 12.75% (e)(f)		2,600,000	401,440
Venezuela Republic 9.25% (f)		31,105,000	4,805,723
TOTAL VENEZUELA			7,309,523
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (b)		5,114,768	2,926,619
Republic of Zambia 5.75% 6/30/2033 (b)(c)		719,532	630,265
TOTAL ZAMBIA			3,556,884
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,055,418,818)			972,128,372

Non-Convertible Corporate Bonds - 42.3%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		9,935,000	10,047,862
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)		2,515,000	2,593,619

TOTAL AZERBAIJAN			12,641,481
BAHRAIN - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		5,740,000	5,905,025
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		1,985,000	2,116,586

TOTAL BAHRAIN			8,021,611
BRAZIL - 5.0%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.5%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		3,080,000	3,195,623
NBM US Holdings Inc 6.625% 8/6/2029 (b)		6,505,000	6,509,099
			9,704,722
Food Products - 0.2%
Adecoagro SA 6% 9/21/2027 (b)		2,265,000	2,209,077
Marb Bondco PLC 3.95% 1/29/2031 (b)		3,925,000	3,275,530
			5,484,607
Energy - 0.9%
Energy Equipment & Services - 0.5%
Guara Norte Sarl 5.198% 6/15/2034 (b)		4,316,703	3,927,509
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		6,485,000	6,770,016
			10,697,525
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		9,183,464	7,656,713
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		2,225,000	2,209,008
			9,865,721
TOTAL ENERGY			20,563,246

Financials - 0.2%
Financial Services - 0.2%
Azul Secured Finance II LLP ICE Term SOFR 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(g)(h)		744,048	751,488
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		2,870,000	2,824,253
			3,575,741
Industrials - 0.7%
Aerospace & Defense - 0.4%
Embraer Netherlands Finance BV 5.4% 2/1/2027		1,875,000	1,873,237
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)		2,725,000	2,795,680
Embraer Netherlands Finance BV 7% 7/28/2030 (b)		4,705,000	4,875,086
			9,544,003
Passenger Airlines - 0.3%
Azul Secured Finance LLP 11.5% 5/28/2029 pay-in-kind (b)		7,101,079	3,976,604
Azul Secured Finance LLP 11.93% 8/28/2028 pay-in-kind (b)		2,935,001	2,950,586
			6,927,190
TOTAL INDUSTRIALS			16,471,193

Materials - 2.4%
Chemicals - 0.6%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		2,860,000	1,957,326
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		3,610,000	3,339,250
Braskem Netherlands Finance BV 8% 10/15/2034 (b)		2,095,000	1,993,958
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		5,705,000	5,696,443
			12,986,977
Metals & Mining - 1.4%
CSN Inova Ventures 6.75% 1/28/2028 (b)		4,745,000	4,438,046
CSN Resources SA 5.875% 4/8/2032 (b)		3,790,000	3,068,725
CSN Resources SA 8.875% 12/5/2030 (b)		1,575,000	1,564,668
Nexa Resources SA 6.5% 1/18/2028 (b)		3,875,000	3,911,348
Nexa Resources SA 6.75% 4/9/2034 (b)		1,420,000	1,434,200
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)		11,870,591	11,455,121
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,740,875
			30,612,983
Paper & Forest Products - 0.4%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		3,055,000	3,055,947
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,061,212
Suzano Austria GmbH 5% 1/15/2030		4,660,000	4,477,693
			9,594,852
TOTAL MATERIALS			53,194,812

Utilities - 0.1%
Water Utilities - 0.1%
Aegea Finance Sarl 9% 1/20/2031 (b)		1,740,000	1,772,624
TOTAL BRAZIL			110,766,945
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)		5,220,000	5,051,968
CANADA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		3,595,000	3,523,100
CHILE - 2.1%
Communication Services - 0.5%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)		3,510,000	3,316,950
Wireless Telecommunication Services - 0.4%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		7,560,000	7,070,944
TOTAL COMMUNICATION SERVICES			10,387,894

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		1,885,000	1,879,703
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		1,195,000	1,205,086
			3,084,789
Materials - 1.3%
Metals & Mining - 1.3%
Antofagasta PLC 2.375% 10/14/2030 (b)		7,745,000	6,469,244
Antofagasta PLC 5.625% 5/13/2032 (b)		2,640,000	2,581,418
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		1,175,000	1,044,787
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		3,075,000	2,732,906
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		7,190,000	4,817,300
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		2,775,000	2,633,648
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		2,985,000	2,967,277
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		2,750,000	2,677,895
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		1,925,000	1,960,492
			27,884,967
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (b)		2,340,000	1,992,650
TOTAL MATERIALS			29,877,617

Utilities - 0.2%
Electric Utilities - 0.2%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)		1,755,000	1,704,983
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		1,688,750	1,704,218
			3,409,201
TOTAL CHILE			46,759,501
CHINA - 2.5%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		2,605,000	2,522,656
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		5,400,000	4,719,816
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		1,960,000	1,885,794
			9,128,266
Consumer Discretionary - 1.4%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		3,260,000	2,746,126
JD.com Inc 3.375% 1/14/2030		7,905,000	7,299,319
Prosus NV 2.031% 8/3/2032 (e)	EUR	2,295,000	2,069,086
Prosus NV 3.061% 7/13/2031 (b)		1,850,000	1,555,165
Prosus NV 3.68% 1/21/2030 (b)		4,055,000	3,639,363
Prosus NV 4.027% 8/3/2050 (b)		6,570,000	4,410,113
Prosus NV 4.193% 1/19/2032 (b)		2,005,000	1,790,725
			23,509,897
Hotels, Restaurants & Leisure - 0.3%
Meituan 3.05% 10/28/2030 (b)		3,705,000	3,268,403
Meituan 4.625% 10/2/2029 (b)		2,635,000	2,548,290
			5,816,693
TOTAL CONSUMER DISCRETIONARY			29,326,590

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd 3.421% 11/2/2030 (b)		5,335,000	4,784,428
Lenovo Group Ltd 5.875% 4/24/2025 (e)		1,295,000	1,297,473
			6,081,901
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)		4,855,000	4,715,322
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		5,425,000	5,368,255
TOTAL CHINA			54,620,334
COLOMBIA - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		2,325,000	1,927,424
Energy - 1.5%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (b)		4,675,000	4,419,324
Oil, Gas & Consumable Fuels - 1.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		2,525,000	1,400,163
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,198,787
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,688,165
Ecopetrol SA 8.875% 1/13/2033		11,470,000	11,644,459
Geopark Ltd 5.5% 1/17/2027 (b)		4,900,000	4,705,519
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		5,380,000	4,979,513
			28,616,606
TOTAL ENERGY			33,035,930

Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (g)		2,800,000	2,928,632
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)		4,435,000	4,390,784
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		10,370,000	8,824,248
Termocandelaria Power SA 7.75% 9/17/2031 (b)		4,150,000	4,178,967
			13,003,215
TOTAL COLOMBIA			55,285,985
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		4,075,000	4,356,420
CZECH REPUBLIC - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energo-Pro AS 8.5% 2/4/2027 (b)		4,600,000	4,670,438
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		2,840,000	2,912,789
GHANA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		1,360,000	1,279,801
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		10,990,000	10,330,600
Tullow Oil PLC 10.25% 5/15/2026 (b)		8,745,000	7,476,975
Tullow Oil PLC 7% 3/1/2025 (b)		1,285,000	1,079,400

TOTAL GHANA			20,166,776
GUATEMALA - 1.0%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
CT Trust 5.125% 2/3/2032 (b)		7,360,000	6,548,119
Millicom International Cellular SA 4.5% 4/27/2031 (b)		3,345,000	2,939,419
Millicom International Cellular SA 7.375% 4/2/2032 (b)		2,545,000	2,523,138
			12,010,676
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		5,695,000	5,406,719
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		5,270,000	5,067,421
TOTAL GUATEMALA			22,484,816
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		1,825,000	1,839,837
OTP Bank Nyrt 8.75% 5/15/2033 (e)(g)		2,150,000	2,259,521

TOTAL HUNGARY			4,099,358
INDIA - 0.8%
Financials - 0.3%
Consumer Finance - 0.3%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		5,205,000	5,139,938
Shriram Finance Ltd 6.625% 4/22/2027 (b)		2,175,000	2,188,594
			7,328,532
Health Care - 0.2%
Biotechnology - 0.2%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)		4,525,000	4,338,037
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (b)		6,365,000	6,213,831
TOTAL INDIA			17,880,400
INDONESIA - 1.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		6,620,000	6,586,039
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		5,210,000	5,478,628
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (b)		597,000	606,206
Pertamina Persero PT 4.175% 1/21/2050 (b)		2,365,000	1,785,244
			14,456,117
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		2,350,000	2,326,500
Freeport Indonesia PT 5.315% 4/14/2032 (b)		3,980,000	3,880,500
Freeport Indonesia PT 6.2% 4/14/2052 (b)		2,720,000	2,682,328
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		6,445,000	6,396,663
			15,285,991
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		1,940,000	1,927,874
TOTAL INDONESIA			31,669,982
ISRAEL - 1.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)		7,160,000	6,996,752
Energean PLC 6.5% 4/30/2027 (b)		5,725,000	5,691,263
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)		5,160,000	5,121,300
			17,809,315
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,825,002
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,647,379
			8,472,381
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(e)		3,070,000	2,668,155
TOTAL ISRAEL			28,949,851
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		2,020,000	2,029,090
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		3,745,000	3,091,535
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		685,000	665,792
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		1,885,000	1,626,397
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		6,950,000	5,909,655

TOTAL KAZAKHSTAN			11,293,379
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (b)		2,950,000	3,002,196
POSCO 5.875% 1/17/2033 (b)		1,750,000	1,793,087

TOTAL KOREA (SOUTH)			4,795,283
KUWAIT - 0.4%
Materials - 0.4%
Chemicals - 0.4%
MEGlobal BV 2.625% 4/28/2028 (b)		2,960,000	2,682,500
MEGlobal BV 4.25% 11/3/2026 (b)		2,425,000	2,371,953
MEGlobal Canada ULC 5% 5/18/2025 (b)		3,750,000	3,747,525

TOTAL KUWAIT			8,801,978
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		5,185,000	4,569,281
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		4,990,000	3,251,484
Petronas Capital Ltd 3.5% 4/21/2030 (b)		2,515,000	2,326,928
			5,578,412
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)		3,690,000	3,670,812
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		5,890,000	5,729,675
			9,400,487
TOTAL MALAYSIA			19,548,180
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)		5,485,000	5,453,626
MEXICO - 5.7%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (e)(f)		19,500,000	7,215,000
Consumer Discretionary - 0.4%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		4,945,000	3,942,105
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)		3,780,000	3,926,172
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)		4,510,000	4,243,639
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
FEL Energy VI SARL 5.75% 12/1/2040 (b)		2,740,574	2,519,629
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,417,000
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	16,551,893
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	10,151,824
Petroleos Mexicanos 6.75% 9/21/2047		8,402,000	5,776,375
Petroleos Mexicanos 6.875% 8/4/2026		4,835,000	4,750,388
Petroleos Mexicanos 6.95% 1/28/2060		5,655,000	3,868,359
Petroleos Mexicanos 7.69% 1/23/2050		39,799,000	29,928,848
			74,964,316
Financials - 0.2%
Banks - 0.2%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (b)		4,125,000	4,036,313
Industrials - 0.2%
Industrial Conglomerates - 0.2%
KUO SAB De CV 5.75% 7/7/2027 (b)		5,535,000	5,387,990
Materials - 0.8%
Chemicals - 0.7%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)		1,965,000	1,444,275
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		6,340,000	5,045,372
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)		6,640,000	6,268,559
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		3,435,000	2,812,166
			15,570,372
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (b)		3,785,000	2,669,825
TOTAL MATERIALS			18,240,197

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		4,710,000	4,854,550
TOTAL MEXICO			126,810,282
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (b)		3,820,000	3,301,932
OCP SA 5.125% 6/23/2051 (b)		2,190,000	1,650,033
OCP SA 6.75% 5/2/2034 (b)		2,485,000	2,530,973
OCP SA 6.875% 4/25/2044 (b)		3,920,000	3,807,300
OCP SA 7.5% 5/2/2054 (b)		1,890,000	1,917,178

TOTAL MOROCCO			13,207,416
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)		1,679,000	1,649,617
IHS Holding Ltd 7.875% 5/29/2030 (b)		4,425,000	4,362,785
			6,012,402
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (b)		1,080,000	1,076,090
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		1,213,394	1,211,877
TOTAL NIGERIA			8,300,369
PANAMA - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		5,075,000	4,951,881
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		9,720,000	8,830,037
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		3,561,000	3,519,610
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		2,115,000	1,523,117
TOTAL PANAMA			18,824,645
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		4,185,000	4,153,613
PERU - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)		3,128,000	2,962,810
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(g)		4,525,000	4,409,613
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Auna SA 10% 12/15/2029 (b)		2,724,200	2,851,039
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		3,690,000	3,664,170
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		4,595,000	4,373,935
			8,038,105
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)		2,610,000	2,518,127
TOTAL PERU			20,779,694
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		7,065,000	5,668,524
QATAR - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		4,095,000	3,556,261
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
QatarEnergy 1.375% 9/12/2026 (b)		8,475,000	7,985,993
QatarEnergy 2.25% 7/12/2031 (b)		13,045,000	10,955,061
QatarEnergy 3.125% 7/12/2041 (b)		12,920,000	9,523,978
QatarEnergy 3.3% 7/12/2051 (b)		9,635,000	6,621,051
			35,086,083
TOTAL QATAR			38,642,344
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(i)		4,020,000	602,999
SAUDI ARABIA - 3.8%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		13,705,000	11,739,189
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)		8,175,000	7,776,469
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		10,775,000	9,199,156
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		8,390,000	5,442,257
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		3,270,000	2,007,976
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		13,480,000	12,662,842
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		14,945,000	12,822,811
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		2,280,000	1,812,600
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		1,590,000	1,477,508
			64,940,808
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5.25% 10/13/2032 (e)		2,155,000	2,127,739
Industrials - 0.8%
Construction & Engineering - 0.8%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		1,955,000	1,929,956
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		3,605,000	3,520,751
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		9,650,000	9,692,267
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		2,955,000	2,990,091
			18,133,065
TOTAL SAUDI ARABIA			85,201,612
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)		4,370,000	4,362,353
SOUTH AFRICA - 1.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		8,595,000	6,707,538
Wireless Telecommunication Services - 0.2%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		3,485,000	3,517,689
TOTAL COMMUNICATION SERVICES			10,225,227

Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		8,935,000	8,558,032
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	1,986,500
			10,544,532
Metals & Mining - 0.1%
Stillwater Mining Co 4% 11/16/2026 (b)		3,275,000	3,094,875
TOTAL MATERIALS			13,639,407

Utilities - 0.7%
Electric Utilities - 0.7%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		5,840,000	5,805,310
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)		7,180,000	7,171,025
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		2,350,000	2,464,563
			15,440,898
TOTAL SOUTH AFRICA			39,305,532
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		2,530,000	1,658,845
TURKEY - 0.6%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		2,875,000	3,025,039
Industrials - 0.3%
Building Products - 0.3%
Sisecam UK PLC 8.625% 5/2/2032 (b)		5,680,000	5,639,161
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		3,690,000	3,672,694
TOTAL TURKEY			12,336,894
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)		2,749,604	2,034,707
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)		3,218,138	2,992,868

TOTAL UKRAINE			5,027,575
UNITED ARAB EMIRATES - 2.8%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		3,530,000	3,186,919
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		3,139,746	2,690,103
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		10,925,000	8,867,604
			14,744,626
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		4,430,000	4,076,984
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		2,220,000	2,253,300
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		5,770,000	5,227,735
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		2,925,000	2,741,164
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		3,770,000	3,456,638
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		2,985,000	3,038,611
			20,794,432
Industrials - 0.4%
Transportation Infrastructure - 0.4%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		4,165,000	3,892,973
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		4,230,000	3,981,107
			7,874,080
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)		2,320,000	2,404,100
Utilities - 0.7%
Multi-Utilities - 0.7%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		4,655,000	3,621,869
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		2,970,000	2,901,512
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		3,320,000	3,195,400
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)		4,420,000	4,140,988
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		2,020,000	1,999,295
			15,859,064
TOTAL UNITED ARAB EMIRATES			61,676,302
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(f)(i)		5,060,000	725,401
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)		1,335,000	1,329,994
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)		2,195,000	2,171,689

TOTAL UZBEKISTAN			3,501,683
VENEZUELA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos de Venezuela SA 12.75% (b)(f)		1,258,333	139,675
Petroleos de Venezuela SA 5.375% (e)(f)		4,800,000	516,192
Petroleos de Venezuela SA 5.5% (e)(f)		315,000	33,847
Petroleos de Venezuela SA 6% (b)(f)		9,300,000	957,714
Petroleos de Venezuela SA 6% (b)(f)		11,650,000	1,217,425
Petroleos de Venezuela SA 9.75% (b)(f)		1,265,000	141,680

TOTAL VENEZUELA			3,006,533
VIETNAM - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		3,850,378	3,691,973
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,038,391,918)			943,267,880

Preferred Securities - 3.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (e)(j)		4,346,000	4,378,371
Financials - 0.4%
Banks - 0.4%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(g)(h)(j)		7,155,000	7,320,465
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA 0% (g)(j)	BRL	10,620,000	610,261
TOTAL BRAZIL			12,309,097
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (b)(g)(j)		2,755,000	2,767,396
Banco de Credito e Inversiones SA 8.75% (b)(g)(j)		2,785,000	3,009,623
Banco del Estado de Chile 7.95% (b)(g)(j)		2,485,000	2,589,809

TOTAL CHILE			8,366,828
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (e)(g)(j)		6,695,000	6,531,753
INDIA - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Network i2i Ltd 3.975% (b)(g)(j)		2,535,000	2,470,147
Network i2i Ltd 5.65% (b)(g)(j)		6,088,000	6,152,196

TOTAL INDIA			8,622,343
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(g)(j)		2,490,000	2,394,547
MEXICO - 1.3%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(j)		7,260,000	7,266,207
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(j)		1,905,000	1,909,798
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(g)		2,615,000	2,487,069
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(g)		2,930,000	3,036,491
			14,699,565
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (b)(g)(j)		9,990,000	9,951,439
Cemex SAB de CV 9.125% (b)(g)(j)		3,615,000	3,736,373
			13,687,812
TOTAL MEXICO			28,387,377
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 6.95% (e)(f)(g)(i)(j)		982,000	49,100
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		2,960,000	148,000

TOTAL RUSSIA			197,100
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(g)(j)		6,000,000	6,150,000
TOTAL PREFERRED SECURITIES (Cost $75,936,715)			72,959,045

U.S. Treasury Obligations - 3.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	6,190,000	4,328,863
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	11,677,838
US Treasury Bonds 3.625% 2/15/2053	3.69 to 5.06	21,730,000	17,655,419
US Treasury Notes 2.875% 5/15/2032 (l)	2.91 to 2.95	10,848,000	9,742,613
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,055,399
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,929,971
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,729,786
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,503,488
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	3,886,787
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,765,712)			70,510,164

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $134,807,417)	4.36	134,780,952	134,807,909

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $2,383,320,580)	2,193,673,370
NET OTHER ASSETS (LIABILITIES) - 1.6%	34,630,069
NET ASSETS - 100.0%	2,228,303,439

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,040	Mar 2025	113,100,000	(960,253)	(960,253)

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,374,481,382 or 61.7% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $68,949,638 or 3.1% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,192,267.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,533,365	569,296,661	471,023,101	2,570,378	984	-	134,807,909	134,780,952	0.3%
Total	36,533,365	569,296,661	471,023,101	2,570,378	984	-	134,807,909	134,780,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	972,128,372	-	972,128,372	-

Non-Convertible Corporate Bonds
Communication Services	93,040,441	-	93,040,441	-
Consumer Discretionary	46,126,501	-	46,126,501	-
Consumer Staples	27,802,497	-	27,802,497	-
Energy	345,497,087	-	345,497,087	-
Financials	61,863,764	-	61,863,764	-
Health Care	15,661,457	-	15,661,457	-
Industrials	69,370,972	-	69,370,972	-
Information Technology	13,507,609	-	13,507,609	-
Materials	184,068,963	-	182,740,563	1,328,400
Real Estate	2,404,100	-	2,404,100	-
Utilities	83,924,489	-	83,924,489	-

Preferred Securities
Communication Services	6,531,753	-	6,531,753	-
Consumer Staples	4,378,371	-	4,378,371	-
Financials	32,978,505	-	32,781,405	197,100
Industrials	6,150,000	-	6,150,000	-
Information Technology	8,622,343	-	8,622,343	-
Materials	14,298,073	-	14,298,073	-

U.S. Treasury Obligations	70,510,164	-	70,510,164	-

Money Market Funds	134,807,909	134,807,909	-	-
Total Investments in Securities:	2,193,673,370	134,807,909	2,057,339,961	1,525,500
Derivative Instruments: Liabilities
Futures Contracts	(960,253)	(960,253)	-	-
Total Liabilities	(960,253)	(960,253)	-	-
Total Derivative Instruments:	(960,253)	(960,253)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(960,253)
Total Interest Rate Risk	0	(960,253)
Total Value of Derivatives	0	(960,253)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Debt Central Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,248,513,163)	$2,058,865,461
Fidelity Central Funds (cost $134,807,417)	134,807,909

Total Investment in Securities (cost $2,383,320,580)		$2,193,673,370
Receivable for investments sold		319,007
Interest receivable		34,151,400
Distributions receivable from Fidelity Central Funds		501,693
Total assets		2,228,645,470
Liabilities
Payable for investments purchased	$107,403
Distributions payable	833
Payable for daily variation margin on futures contracts	227,500
Other payables and accrued expenses	6,295
Total liabilities		342,031
Net Assets		$2,228,303,439
Net Assets consist of:
Paid in capital		$2,703,838,845
Total accumulated earnings (loss)		(475,535,406)
Net Assets		$2,228,303,439
Net Asset Value, offering price and redemption price per share ($2,228,303,439 ÷ 277,123,108 shares)		$8.04
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$4,328,271
Interest		125,507,651
Income from Fidelity Central Funds		2,570,378
Income before foreign taxes withheld		$132,406,300
Less foreign taxes withheld		(190,682)
Total income		132,215,618
Expenses
Custodian fees and expenses	$13,713
Independent trustees' fees and expenses	9,362
Legal	294,866
Miscellaneous	278
Total expenses before reductions	318,219
Expense reductions	(10,313)
Total expenses after reductions		307,906
Net Investment income (loss)		131,907,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,932,414)
Redemptions in-kind	(4,517,554)
Fidelity Central Funds	984
Foreign currency transactions	(130,740)
Futures contracts	(729,937)
Total net realized gain (loss)		(40,309,661)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,418,440
Assets and liabilities in foreign currencies	(27,160)
Futures contracts	(1,079,873)
Total change in net unrealized appreciation (depreciation)		72,311,407
Net gain (loss)		32,001,746
Net increase (decrease) in net assets resulting from operations		$163,909,458
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,907,712	$139,682,661
Net realized gain (loss)	(40,309,661)	(89,600,719)
Change in net unrealized appreciation (depreciation)	72,311,407	170,105,814
Net increase (decrease) in net assets resulting from operations	163,909,458	220,187,756
Distributions to shareholders	(122,136,191)	(126,070,231)

Affiliated share transactions
Proceeds from sales of shares	123,175,714	38,287,797
Reinvestment of distributions	121,715,427	126,064,824
Cost of shares redeemed	(197,812,477)	(291,269,824)

Net increase (decrease) in net assets resulting from share transactions	47,078,664	(126,917,203)
Total increase (decrease) in net assets	88,851,931	(32,799,678)

Net Assets
Beginning of period	2,139,451,508	2,172,251,186
End of period	$2,228,303,439	$2,139,451,508

Other Information
Shares
Sold	15,375,175	5,115,802
Issued in reinvestment of distributions	15,219,175	16,684,465
Redeemed	(25,159,613)	(38,214,712)
Net increase (decrease)	5,434,737	(16,414,445)

Financial Highlights
Fidelity® Emerging Markets Debt Central Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.87	$7.54	$8.98	$9.37	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.488	.507	.438	.437	.501
Net realized and unrealized gain (loss)	.133	.283	(1.468)	(.428)	(.119)
Total from investment operations	.621	.790	(1.030)	.009	.382
Distributions from net investment income	(.451)	(.460)	(.410)	(.399)	(.452)
Total distributions	(.451)	(.460)	(.410)	(.399)	(.452)
Net asset value, end of period	$8.04	$7.87	$7.54	$8.98	$9.37
Total Return C	8.07%	10.91%	(11.47)%	.11%	4.42%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01%	.02%	-% F	-% F	-% F
Expenses net of fee waivers, if any	.01%	.02%	-% F	-% F	-% F
Expenses net of all reductions	.01%	.02%	-% F	-% F	-% F
Net investment income (loss)	6.10%	6.72%	5.58%	4.77%	5.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,228,303	$2,139,452	$2,172,251	$2,751,450	$2,751,759
Portfolio turnover rate G	18 % H	21%	22%	32%	89%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 80.4%
		Principal Amount (a)	Value ($)
BRAZIL - 7.4%
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	35,325,000	4,949,829
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	12,250,000	959,258
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	27,750,000	3,603,111
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	5,000,000	559,875
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	6,500,000	629,519
Brazilian Federative Republic Treasury Notes 10% 1/1/2027	BRL	30,750,000	4,516,614
Brazilian Federative Republic Treasury Notes 10% 1/1/2029	BRL	23,000,000	3,128,729
Brazilian Federative Republic Treasury Notes 10% 1/1/2031	BRL	4,750,000	612,571
Brazilian Federative Republic Treasury Notes 10% 1/1/2035	BRL	3,750,000	455,116
TOTAL BRAZIL			19,414,622
CHILE - 1.3%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	975,000,000	925,849
Chilean Republic 5% 3/1/2035	CLP	555,000,000	518,724
Chilean Republic 6% 1/1/2043	CLP	225,000,000	233,227
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	1,775,000,000	1,796,846
TOTAL CHILE			3,474,646
CHINA - 4.7%
Peoples Republic of China 2.04% 11/25/2034	CNY	5,000,000	706,745
Peoples Republic of China 2.57% 5/20/2054	CNY	5,000,000	775,453
Peoples Republic of China 2.68% 5/21/2030	CNY	24,250,000	3,521,428
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	2,949,519
Peoples Republic of China 3.12% 10/25/2052	CNY	7,500,000	1,268,840
Peoples Republic of China 3.81% 9/14/2050	CNY	16,550,000	3,074,933
TOTAL CHINA			12,296,918
COLOMBIA - 3.4%
Colombian Republic 5.75% 11/3/2027	COP	3,350,000,000	682,132
Colombian Republic 6% 4/28/2028	COP	1,000,000,000	199,232
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	598,788
Colombian Republic 7% 6/30/2032	COP	18,800,000,000	3,312,876
Colombian Republic 7.25% 10/18/2034	COP	8,000,000,000	1,337,493
Colombian Republic 7.25% 10/26/2050	COP	1,650,000,000	221,012
Colombian Republic 7.5% 8/26/2026	COP	3,755,000,000	827,701
Colombian Republic 9.25% 5/28/2042	COP	10,375,000,000	1,807,631
TOTAL COLOMBIA			8,986,865
CZECH REPUBLIC - 3.9%
Czech Republic 0.95% 5/15/2030 (c)	CZK	64,250,000	2,268,591
Czech Republic 1.2% 3/13/2031	CZK	119,630,000	4,174,795
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	335,401
Czech Republic 1.95% 7/30/2037	CZK	28,000,000	884,832
Czech Republic 2% 10/13/2033	CZK	56,750,000	1,963,402
Czech Republic 2.75% 7/23/2029	CZK	17,500,000	685,842
TOTAL CZECH REPUBLIC			10,312,863
DOMINICAN REPUBLIC - 0.7%
Dominican Republic International Bond 10.75% 6/1/2036 (c)	DOP	54,800,000	965,373
Dominican Republic International Bond 13.625% 2/3/2033 (d)	DOP	17,000,000	334,037
Dominican Republic International Bond 9.75% 6/5/2026 (c)	DOP	40,000,000	655,355
TOTAL DOMINICAN REPUBLIC			1,954,765
EGYPT - 1.1%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	108,859
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	38,893
Arab Republic of Egypt Treasury Bills 0% 2/18/2025 (b)	EGP	68,050,000	1,284,189
Arab Republic of Egypt Treasury Bills 0% 4/22/2025 (b)	EGP	34,500,000	627,101
Arab Republic of Egypt Treasury Bills 0% 4/29/2025 (b)	EGP	39,450,000	713,631
TOTAL EGYPT			2,772,673
HUNGARY - 2.2%
Hungary Government 2.25% 4/20/2033	HUF	200,000,000	368,120
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	223,048
Hungary Government 2.75% 12/22/2026	HUF	967,000,000	2,282,859
Hungary Government 3% 10/27/2038	HUF	310,000,000	511,774
Hungary Government 3.25% 10/22/2031	HUF	112,500,000	236,406
Hungary Government 4.75% 11/24/2032	HUF	265,000,000	593,139
Hungary Government 6.75% 10/22/2028	HUF	583,000,000	1,481,774
TOTAL HUNGARY			5,697,120
INDIA - 2.7%
Republic of India 6.67% 12/17/2050	INR	238,000,000	2,666,955
Republic of India 7.18% 7/24/2037	INR	197,500,000	2,363,128
Republic of India 7.18% 8/14/2033	INR	55,000,000	657,411
Republic of India 7.3% 6/19/2053	INR	106,000,000	1,280,016
TOTAL INDIA			6,967,510
INDONESIA - 8.0%
Indonesia Government 5.125% 4/15/2027	IDR	11,000,000,000	657,130
Indonesia Government 6.375% 4/15/2032	IDR	43,000,000,000	2,566,107
Indonesia Government 6.5% 2/15/2031	IDR	49,500,000,000	2,997,734
Indonesia Government 6.5% 6/15/2025	IDR	15,750,000,000	976,999
Indonesia Government 6.625% 2/15/2034	IDR	44,750,000,000	2,703,265
Indonesia Government 7.125% 6/15/2038	IDR	24,000,000,000	1,494,725
Indonesia Government 7.125% 6/15/2042	IDR	7,500,000,000	464,818
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	875,610
Indonesia Government 7.5% 4/15/2040	IDR	21,700,000,000	1,394,085
Indonesia Government 7.5% 8/15/2032	IDR	8,000,000,000	507,984
Indonesia Government 8.25% 5/15/2029	IDR	25,500,000,000	1,654,846
Indonesia Government 8.25% 5/15/2036	IDR	250,000,000	16,837
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,244,828
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,358,388
Indonesia Government 8.375% 9/15/2026	IDR	18,400,000,000	1,166,234
TOTAL INDONESIA			21,079,590
MALAYSIA - 9.6%
Malaysia Government 3.502% 5/31/2027	MYR	6,000,000	1,342,248
Malaysia Government 3.519% 4/20/2028	MYR	28,000,000	6,251,549
Malaysia Government 3.582% 7/15/2032	MYR	13,500,000	2,972,325
Malaysia Government 3.757% 5/22/2040	MYR	5,500,000	1,190,111
Malaysia Government 3.828% 7/5/2034	MYR	650,000	145,284
Malaysia Government 3.885% 8/15/2029	MYR	11,175,000	2,526,077
Malaysia Government 3.906% 7/15/2026	MYR	6,500,000	1,464,641
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,593,233
Malaysia Government 4.18% 5/16/2044	MYR	3,000,000	680,409
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	757,163
Malaysia Government 4.504% 4/30/2029	MYR	6,500,000	1,504,587
Malaysia Government 4.642% 11/7/2033	MYR	3,000,000	710,547
Malaysia Government 4.696% 10/15/2042	MYR	1,550,000	372,710
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	790,386
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	1,990,775
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	976,254
TOTAL MALAYSIA			25,268,299
MEXICO - 9.4%
United Mexican States 10% 11/20/2036	MXN	5,000,000	233,169
United Mexican States 5.75% 3/5/2026	MXN	102,500,000	4,697,593
United Mexican States 7.5% 5/26/2033	MXN	72,500,000	2,947,540
United Mexican States 7.5% 6/3/2027	MXN	51,250,000	2,336,458
United Mexican States 7.75% 11/13/2042	MXN	94,500,000	3,472,153
United Mexican States 7.75% 11/23/2034	MXN	66,250,000	2,657,649
United Mexican States 8% 7/31/2053	MXN	48,750,000	1,761,930
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	653,578
United Mexican States 8.5% 5/31/2029	MXN	130,500,000	5,933,585
TOTAL MEXICO			24,693,655
PERU - 2.1%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	413,545
Peruvian Republic 5.4% 8/12/2034	PEN	6,350,000	1,541,548
Peruvian Republic 5.94% 2/12/2029	PEN	2,250,000	617,648
Peruvian Republic 6.15% 8/12/2032	PEN	2,500,000	659,703
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	992,384
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	489,958
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	2,750,000	770,273
TOTAL PERU			5,485,059
POLAND - 4.6%
Republic of Poland 0.25% 10/25/2026	PLN	1,250,000	277,678
Republic of Poland 1.25% 10/25/2030	PLN	6,800,000	1,297,301
Republic of Poland 1.75% 4/25/2032	PLN	11,000,000	2,036,639
Republic of Poland 2.75% 10/25/2029	PLN	14,200,000	3,043,346
Republic of Poland 2.75% 4/25/2028	PLN	5,750,000	1,284,603
Republic of Poland 4.75% 7/25/2029	PLN	5,250,000	1,230,894
Republic of Poland 5% 10/25/2034	PLN	3,750,000	848,376
Republic of Poland 6% 10/25/2033	PLN	8,250,000	2,015,614
TOTAL POLAND			12,034,451
ROMANIA - 4.2%
Romanian Republic 3.25% 6/24/2026	RON	14,750,000	2,909,741
Romanian Republic 3.65% 9/24/2031	RON	6,000,000	1,010,007
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	317,305
Romanian Republic 4.75% 10/11/2034	RON	2,000,000	342,477
Romanian Republic 5% 2/12/2029	RON	24,150,000	4,641,846
Romanian Republic 5.8% 7/26/2027	RON	3,250,000	654,934
Romanian Republic 6.7% 2/25/2032	RON	1,250,000	251,041
Romanian Republic 7.2% 10/30/2033	RON	4,250,000	873,147
TOTAL ROMANIA			11,000,498
SOUTH AFRICA - 8.1%
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,469,931
South African Republic 6.5% 2/28/2041	ZAR	31,250,000	1,104,553
South African Republic 7% 2/28/2031	ZAR	88,250,000	4,153,297
South African Republic 8% 1/31/2030	ZAR	133,250,000	6,761,337
South African Republic 8.5% 1/31/2037	ZAR	55,000,000	2,472,118
South African Republic 8.75% 2/28/2048	ZAR	63,750,000	2,714,981
South African Republic 8.875% 2/28/2035	ZAR	54,500,000	2,627,494
TOTAL SOUTH AFRICA			21,303,711
THAILAND - 4.2%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,005,662
Kingdom of Thailand 1.6% 6/17/2035	THB	37,000,000	1,004,555
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	1,868,091
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	274,406
Kingdom of Thailand 3.3% 6/17/2038	THB	75,000,000	2,384,011
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,442,726
Kingdom of Thailand 3.45% 6/17/2043	THB	65,000,000	2,111,766
TOTAL THAILAND			11,091,217
TURKEY - 2.4%
Turkish Republic 0% 4/9/2025 (b)	TRY	27,000,000	687,856
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	271,186
Turkish Republic 12.6% 10/1/2025	TRY	44,000,000	1,041,333
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	502,435
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	356,982
Turkish Republic 26.2% 10/5/2033	TRY	37,500,000	1,030,623
Turkish Republic 30% 9/12/2029	TRY	13,500,000	373,410
Turkish Republic 31.08% 11/8/2028	TRY	47,750,000	1,334,686
Turkish Republic 36% 8/12/2026	TRY	22,000,000	611,707
TOTAL TURKEY			6,210,218
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	138,199
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	35,825,000	801,478
Uruguay Republic 9.75% 7/20/2033	UYU	3,680,820	84,222
TOTAL URUGUAY			1,023,899
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $223,233,191)			211,068,579

Non-Convertible Corporate Bonds - 3.3%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 3.3%
Financials - 3.3%
Banks - 2.6%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	95,000,000	1,091,460
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	107,000,000	1,218,194
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	300,913
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,217,306
Inter-American Development Bank 7% 8/8/2033	INR	56,000,000	652,240
Inter-American Development Bank 7.35% 10/6/2030	INR	205,000,000	2,413,751
			6,893,864
Capital Markets - 0.2%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (c)	INR	45,000,000	509,998
Financial Services - 0.5%
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	115,500,000	1,342,419
TOTAL FINANCIALS			8,746,281

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,087,670)			8,746,281

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (Cost $1,338,295)	4.38	1,360,000	1,339,200

Money Market Funds - 14.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $37,039,861)	4.36	37,032,454	37,039,861

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $270,699,017)	258,193,921
NET OTHER ASSETS (LIABILITIES) - 1.7%	4,430,060
NET ASSETS - 100.0%	262,623,981

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

HUF	25,707,000	USD	64,844	Brown Brothers Harriman & Co	2/18/25	(275)
MXN	17,824,000	USD	852,205	Brown Brothers Harriman & Co	2/18/25	(4,087)
USD	1,161,500	PLN	4,781,000	Canadian Imperial Bank of Commerce	2/18/25	5,823
ZAR	15,469,000	USD	849,072	Canadian Imperial Bank of Commerce	2/18/25	(32,860)
USD	977,144	CZK	23,316,000	Citibank NA	2/18/25	18,014
USD	655,436	ZAR	11,791,000	Citibank NA	2/18/25	33,291
PLN	3,144,000	USD	773,126	JPMorgan Chase Bank NA	2/18/25	(13,149)
COP	5,114,400,000	USD	1,157,104	Goldman Sachs Bank USA	2/18/25	(3,495)
EGP	35,580,000	USD	638,206	Goldman Sachs Bank USA	3/13/25	43,012
IDR	10,515,500,000	USD	647,068	Royal Bank of Canada	2/18/25	5,198
INR	162,364,000	USD	1,911,852	State Street Bank & Trust Co	2/18/25	(22,918)
USD	729,791	INR	62,149,000	State Street Bank & Trust Co	2/18/25	6,753
USD	234,194	MYR	1,052,000	State Street Bank & Trust Co	2/18/25	(1,480)
COP	9,078,700,000	USD	2,074,183	BNP Paribas SA	2/18/25	(26,383)
IDR	58,189,300,000	USD	3,637,968	BNP Paribas SA	2/18/25	(28,544)
USD	543,676	CNY	3,918,000	BNP Paribas SA	2/18/25	5,091
USD	289,786	CZK	7,008,000	BNP Paribas SA	2/18/25	1,504
BRL	4,325,000	USD	714,286	Bank of America NA	2/18/25	(20,275)
USD	702,880	TRY	26,536,000	Citibank NA	2/18/25	(14,079)
ZAR	17,738,000	USD	967,662	Citibank NA	2/18/25	(31,727)
THB	23,371,000	USD	674,644	JPMorgan Chase Bank NA	2/18/25	8,038
USD	695,679	PLN	2,836,000	JPMorgan Chase Bank NA	2/18/25	10,153
PLN	2,914,000	USD	714,778	Goldman Sachs Bank USA	2/18/25	(10,397)
PEN	1,491,000	USD	401,130	Royal Bank of Canada	2/18/25	(4,939)
USD	670,700	SGD	900,000	Royal Bank of Canada	2/18/25	10,429
CZK	16,504,000	USD	686,289	Bank of America NA	2/18/25	(7,378)
SGD	1,802,000	USD	1,327,688	Bank of America NA	2/18/25	(5,678)
TRY	23,613,000	USD	627,115	Bank of America NA	2/18/25	10,869
USD	1,110,501	COP	5,033,900,000	Bank of America NA	2/18/25	(24,951)
USD	1,315,478	TRY	50,371,000	Bank of America NA	2/18/25	(45,463)
ZAR	8,716,000	USD	479,566	Bank of America NA	2/18/25	(19,672)
CNY	82,769,000	USD	11,537,357	Goldman Sachs Bank USA	2/18/25	(159,586)
SGD	904,000	USD	676,239	Goldman Sachs Bank USA	2/18/25	(13,033)
USD	2,736,632	BRL	17,145,000	Goldman Sachs Bank USA	2/18/25	(14,538)
MXN	5,887,000	USD	281,819	State Street Bank & Trust Co	2/18/25	(1,698)
CZK	32,721,000	USD	1,381,105	BNP Paribas SA	2/18/25	(35,089)
USD	84,912	RON	407,000	BNP Paribas SA	2/18/25	424
USD	4,793,563	CNY	34,703,000	Bank of America NA	2/18/25	23,144
USD	1,101,984	HUF	433,315,000	Bank of America NA	2/18/25	13,628
USD	392,927	PEN	1,491,000	Bank of America NA	2/18/25	(3,264)
HUF	283,859,000	USD	720,096	Canadian Imperial Bank of Commerce	2/18/25	(7,128)
PLN	2,694,000	USD	655,732	Canadian Imperial Bank of Commerce	2/18/25	(4,531)
TRY	51,053,000	USD	1,355,627	Citibank NA	2/18/25	23,741
USD	599,163	CNY	4,293,000	Citibank NA	2/18/25	9,029
USD	907,720	COP	4,044,800,000	Citibank NA	2/18/25	(4,629)
THB	30,000,000	USD	875,495	JPMorgan Chase Bank NA	2/18/25	824
USD	778,594	THB	26,562,000	JPMorgan Chase Bank NA	2/18/25	2,701
USD	689,323	BRL	4,216,000	BNP Paribas SA	2/18/25	12,803
USD	1,215,077	INR	103,318,000	BNP Paribas SA	2/18/25	13,081
USD	728,577	PLN	3,000,000	Bank of America NA	2/18/25	3,408
USD	766,690	ZAR	14,057,000	Brown Brothers Harriman & Co	2/18/25	24,981
USD	447,534	HUF	172,976,000	Canadian Imperial Bank of Commerce	2/18/25	13,071
SGD	896,000	USD	670,721	Citibank NA	2/18/25	(13,384)
USD	2,666,523	INR	229,437,000	Citibank NA	2/18/25	(2,733)
USD	557,562	THB	18,778,000	JPMorgan Chase Bank NA	2/18/25	9,045
USD	643,966	THB	22,278,000	JPMorgan Chase Bank NA	2/18/25	(6,788)
USD	1,332,797	INR	113,581,000	Goldman Sachs Bank USA	2/18/25	11,403
PLN	12,762,000	USD	3,158,058	BNP Paribas SA	2/18/25	(73,191)
RON	10,116,000	USD	2,138,196	BNP Paribas SA	2/18/25	(38,247)
HUF	296,725,000	USD	758,594	Bank of America NA	2/18/25	(13,310)
USD	2,382,461	BRL	13,991,000	Bank of America NA	2/18/25	137,397
USD	694,707	PLN	2,854,000	Bank of America NA	2/18/25	4,830
USD	1,421,242	EGP	74,601,000	Citibank NA	2/18/25	(19,133)
PLN	3,102,000	USD	760,471	JPMorgan Chase Bank NA	2/18/25	(10,647)
THB	456,725,000	USD	13,081,991	JPMorgan Chase Bank NA	2/18/25	259,224
THB	23,749,000	USD	688,277	JPMorgan Chase Bank NA	2/18/25	5,446
THB	22,265,000	USD	662,638	JPMorgan Chase Bank NA	2/18/25	(12,264)
CLP	1,127,186,000	USD	1,155,496	Bank of America NA	2/18/25	(22,676)
TRY	31,863,000	USD	844,510	Bank of America NA	2/18/25	16,376
TRY	8,429,000	USD	223,708	Bank of America NA	2/18/25	4,029
USD	671,530	SGD	900,000	Brown Brothers Harriman & Co	2/18/25	11,258
USD	1,376,343	RON	6,564,000	JPMorgan Chase Bank NA	2/18/25	13,742
CNY	9,925,000	USD	1,380,197	Goldman Sachs Bank USA	2/18/25	(15,866)
CZK	15,755,000	USD	661,364	Goldman Sachs Bank USA	2/18/25	(13,264)
BRL	3,525,000	USD	574,525	Royal Bank of Canada	2/18/25	(8,887)
INR	174,073,000	USD	2,053,232	Royal Bank of Canada	2/18/25	(28,077)
IDR	6,261,700,000	USD	393,719	State Street Bank & Trust Co	2/18/25	(5,312)
INR	54,522,000	USD	644,430	State Street Bank & Trust Co	2/18/25	(10,124)
MXN	27,576,000	USD	1,357,701	Bank of America NA	2/18/25	(45,554)
PLN	8,817,000	USD	2,163,271	Bank of America NA	2/18/25	(32,000)
TRY	37,088,000	USD	993,316	Bank of America NA	2/18/25	8,740
PLN	7,187,000	USD	1,763,660	Canadian Imperial Bank of Commerce	2/18/25	(26,397)
PLN	2,816,000	USD	687,486	JPMorgan Chase Bank NA	2/18/25	(6,794)
USD	671,955	EGP	35,580,000	Goldman Sachs Bank USA	3/13/25	(9,264)
USD	656,753	MXN	13,499,000	Goldman Sachs Bank USA	2/18/25	14,431
BRL	5,421,000	USD	887,903	Royal Bank of Canada	2/18/25	(18,022)
USD	899,276	ZAR	16,075,000	State Street Bank & Trust Co	2/18/25	51,088

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(147,161)
Unrealized Appreciation						846,019
Unrealized Depreciation						(993,180)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,785,223 or 3.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,827,005 or 1.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,241,620	132,257,872	135,459,631	1,604,767	-	-	37,039,861	37,032,454	0.1%
Total	40,241,620	132,257,872	135,459,631	1,604,767	-	-	37,039,861	37,032,454

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	211,068,579	-	211,068,579	-

Non-Convertible Corporate Bonds
Financials	8,746,281	-	8,746,281	-

U.S. Treasury Obligations	1,339,200	-	1,339,200	-

Money Market Funds	37,039,861	37,039,861	-	-
Total Investments in Securities:	258,193,921	37,039,861	221,154,060	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	846,019	-	846,019	-
Total Assets	846,019	-	846,019	-
Liabilities
Forward Foreign Currency Contracts	(993,180)	-	(993,180)	-
Total Liabilities	(993,180)	-	(993,180)	-
Total Derivative Instruments:	(147,161)	-	(147,161)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	846,019	(993,180)
Total Foreign Exchange Risk	846,019	(993,180)
Total Value of Derivatives	846,019	(993,180)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $233,659,156)	$221,154,060
Fidelity Central Funds (cost $37,039,861)	37,039,861

Total Investment in Securities (cost $270,699,017)		$258,193,921
Foreign currency held at value (cost $275,107)		239,337
Unrealized appreciation on forward foreign currency contracts		846,019
Interest receivable		4,266,314
Distributions receivable from Fidelity Central Funds		109,109
Total assets		263,654,700
Liabilities
Unrealized depreciation on forward foreign currency contracts	$993,180
Other payables and accrued expenses	37,539
Total liabilities		1,030,719
Net Assets		$262,623,981
Net Assets consist of:
Paid in capital		$290,270,004
Total accumulated earnings (loss)		(27,646,023)
Net Assets		$262,623,981
Net Asset Value, offering price and redemption price per share ($262,623,981 ÷ 3,196,673 shares)		$82.16
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$18,183,255
Income from Fidelity Central Funds		1,604,767
Income before foreign taxes withheld		$19,788,022
Less foreign taxes withheld		(227,281)
Total income		19,560,741
Expenses
Custodian fees and expenses	$47,261
Independent trustees' fees and expenses	1,219
Miscellaneous	258
Total expenses before reductions	48,738
Expense reductions	(2,135)
Total expenses after reductions		46,603
Net Investment income (loss)		19,514,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $28,129)	(2,624,054)
Forward foreign currency contracts	(1,073,819)
Foreign currency transactions	(328,628)
Total net realized gain (loss)		(4,026,501)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $47,370)	(21,864,692)
Forward foreign currency contracts	(608,940)
Assets and liabilities in foreign currencies	(285,075)
Total change in net unrealized appreciation (depreciation)		(22,758,707)
Net gain (loss)		(26,785,208)
Net increase (decrease) in net assets resulting from operations		$(7,271,070)
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,514,138	$17,805,607
Net realized gain (loss)	(4,026,501)	(3,398,908)
Change in net unrealized appreciation (depreciation)	(22,758,707)	15,584,531
Net increase (decrease) in net assets resulting from operations	(7,271,070)	29,991,230
Distributions to shareholders	(19,417,582)	(17,272,974)
Distributions to shareholders from tax return of capital	(37,131)	-

Total Distributions	(19,454,713)	(17,272,974)
Affiliated share transactions
Proceeds from sales of shares	53,164	182,001,326
Reinvestment of distributions	19,454,713	17,272,974
Cost of shares redeemed	(28,170,821)	(788,275)

Net increase (decrease) in net assets resulting from share transactions	(8,662,944)	198,486,025
Total increase (decrease) in net assets	(35,388,727)	211,204,281

Net Assets
Beginning of period	298,012,708	86,808,427
End of period	$262,623,981	$298,012,708

Other Information
Shares
Sold	611	2,082,339
Issued in reinvestment of distributions	229,094	197,058
Redeemed	(323,542)	(8,779)
Net increase (decrease)	(93,837)	2,270,618

Financial Highlights
Fidelity® Emerging Markets Debt Local Currency Central Fund

Years ended December 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$90.57	$85.12	$93.30	$108.21	$100.00
Income from Investment Operations
Net investment income (loss) B,C	6.240	6.097	4.389	4.478	1.042
Net realized and unrealized gain (loss)	(8.316)	4.973	(11.606)	(13.557)	8.599
Total from investment operations	(2.076)	11.070	(7.217)	(9.079)	9.641
Distributions from net investment income	(6.322)	(5.620)	(.963)	(5.726)	(1.431)
Distributions from net realized gain	-	-	-	(.105)	-
Distributions from tax return of capital	(.012)	-	-	-	-
Total distributions	(6.334)	(5.620)	(.963)	(5.831)	(1.431)
Net asset value, end of period	$82.16	$90.57	$85.12	$93.30	$108.21
Total Return D,E	(2.42) %	13.23%	(7.82)%	(8.48)%	9.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any	.02%	.02%	.02%	.03%	.04% H
Expenses net of all reductions	.02%	.02%	.02%	.03%	.04% H
Net investment income (loss)	7.06%	6.80%	5.21%	4.37%	3.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$262,624	$298,013	$86,808	$94,140	$164,503
Portfolio turnover rate I	55%	63%	60%	81%	30% H

AFor the period September 23, 2020 (commencement of operations) through December 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales, futures transactions, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Debt Central Fund	2,349,395,953	78,992,982	(234,715,565)	(155,722,583)
Fidelity Emerging Markets Debt Local Currency Central Fund	270,987,511	3,891,401	(20,043,913)	(16,152,512)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Debt Central Fund	(318,751,658)	(155,741,618)
Fidelity Emerging Markets Debt Local Currency Central Fund	(8,484,750)	(16,375,827)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Debt Central Fund	(57,829,501)	(260,922,157)	(318,751,658)
Fidelity Emerging Markets Debt Local Currency Central Fund	(3,126,117)	(5,358,633)	(8,484,750)

Certain of the funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period November 1, 2024 to December 31, 2024. Loss deferrals are as follows:

Ordinary losses ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	(2,767,329)

For the period ended December 31, 2024, Fidelity Emerging Markets Debt Local Currency Central Fund distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Emerging Markets Debt Central Fund	122,136,191	-	122,136,191
Fidelity Emerging Markets Debt Local Currency Central Fund	19,417,582	37,131	19,545,713

December 31, 2023
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Emerging Markets Debt Central Fund	126,070,231	-	126,070,231
Fidelity Emerging Markets Debt Local Currency Central Fund	17,272,974	-	17,272,974

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	110,279,920

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	398,319,068	341,435,944
Fidelity Emerging Markets Debt Local Currency Central Fund	128,674,205	134,685,645
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's expense contract, the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Emerging Markets Debt Central Fund	11,140,913	(4,517,554)	86,899,124

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services. Effective March 1, 2024, Fidelity Emerging Markets Debt Central Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Debt Central Fund	10,313
Fidelity Emerging Markets Debt Local Currency Central Fund	2,135

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hanover Street Trust and Shareholders of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (constituting Fidelity Hanover Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Debt Central Fund	$121,186,747
Fidelity Emerging Markets Debt Local Currency Central Fund	$16,107,080

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Robert A. Lawrence
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Vijay C. Advani
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Thomas P. Bostick
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Donald F. Donahue
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Vicki L. Fuller
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Patricia L. Kampling
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Thomas A. Kennedy
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Oscar Munoz
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Karen B. Peetz
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
David M. Thomas
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Susan Tomasky
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00
Michael E. Wiley
Affirmative	2,383,186,592.40	100.00
TOTAL	2,383,186,592.40	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.926205.113
EMC-ANN-0225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025